Accounting Policies - Estimated Useful Life of Depreciable Assets (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Period to qualify assets to condition necessary for intended use or sale	18 months
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Plant and machinery | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Plant and machinery | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	15 years
Telephone installations, networks and subscriber equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Telephone installations, networks and subscriber equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
Furniture, tools and other items | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	2 years
Furniture, tools and other items | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years